UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment |_|; Amendment Number:_____________

This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S & E Partners, L.P.
Address: 660 Madison Avenue, 20th Floor
         New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Craig Effron
Title: President
Phone: 212-355-5600

Signature, Place, and Date of Signing:


/s/ Craig Effron                   New York, NY                    5/7/03
----------------------       ------------------------        -------------------
     [Signature]                  [City, State]                    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         77
Form 13F Information Table Value Total:         200,393
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 04329                       Scoggin LLC

Quarter Ended 3/31/03


                                                           VALUE   SHARES/    SH/ PUT/  INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT    PRN CALL  DSCRETN   MANAGERS     SOLE   SHARED   NONE
------------------------------ ---------------- --------- -------- --------   --------  ------- ------------ -------- ------- ------
Advanced Medical Optics, Inc.     Common        00763M108   7,734   575,000.00  SH        Sole                 Sole
Advanced Medical Optics, Inc.     Common        00763M108   8,743   650,000.00  SH      Defined     01         Sole
AES Corporation                   Common        00130H105     362   100,000.00  SH        Sole                 Sole
AES Corporation                   Common        00130H105     434   120,000.00  SH      Defined     01         Sole
Aillance Imaging                  Common        018606202     421   134,000.00  SH        Sole                 Sole
Aillance Imaging                  Common        018606202     501   159,600.00  SH      Defined     01         Sole
Bayer AG                          Common        072730302     751    55,000.00 Call       Sole                 Sole
Bayer AG                          Common        072730302     885    64,800.00 Call     Defined     01         Sole
Boca Resorts Inc                  Common        09688T106     663    60,200.00  SH        Sole                 Sole
Boca Resorts Inc                  Common        09688T106     713    64,800.00  SH      Defined     01         Sole
Ciena Corp                        Common        171779101   3,112   710,400.00  SH        Sole                 Sole
Dade Intl                         Common        23342J206  18,150   968,000.00  SH        Sole                 Sole
Dade Intl                         Common        23342J206  29,176 1,556,043.00  SH      Defined     01         Sole
Digital Inc Conv Pfd 144A         preferred     25389M505     653   543,872.00  SH        Sole                 Sole
Digital Inc Conv Pfd 144A         preferred     25389M505     667   555,429.00  SH      Defined     01         Sole
Dreyer's Grand Ice Cream Inc      Common        261878102   1,733    25,000.00 Call       Sole                 Sole
Dreyer's Grand Ice Cream Inc      Common        261878102   2,080    30,000.00 Call     Defined     01         Sole
Energizer Holdings, Inc.          Common        29266R108   1,249    49,000.00  SH      Defined     01         Sole
FootLocker Inc.                   Common        344849104   4,681   437,500.00  SH        Sole                 Sole
FootLocker Inc.                   Common        344849104   5,350   500,000.00  SH      Defined     01         Sole
Gillette Company                  Common        375766102   4,641   150,000.00 Call       Sole                 Sole
Gillette Company                  Common        375766102   5,260   170,000.00 Call     Defined     01         Sole
H.J. Heinz Company                Common        423074103   3,650   125,000.00 Call       Sole                 Sole
H.J. Heinz Company                Common        423074103   4,234   145,000.00 Call     Defined     01         Sole
Halliburtion Company              Common        406216101   2,073   100,000.00 Call       Sole                 Sole
Halliburtion Company              Common        406216101   2,073   100,000.00 Call     Defined     01         Sole
Household International, Inc      Common        441815107   2,828   100,000.00  SH        Sole                 Sole
Household International, Inc      Common        441815107   1,414    50,000.00 Call       Sole                 Sole
Household International, Inc      Common        441815107   1,555    55,000.00 Call     Defined     01         Sole
IGEN International, Inc           Common        449536101     885    25,000.00  Put       Sole                 Sole
IGEN International Inc.           Common        449536101   1,062    30,000.00  Put     Defined     01         Sole
Insignia Fncl Group Cl A          Common        45767A105   2,172   200,000.00  SH        Sole                 Sole
Insignia Fncl Group Cl A          Common        45767A105   2,581   237,700.00  SH      Defined     01         Sole
Interpublic Group of Companies    Common        460690100   1,395   150,000.00  SH        Sole                 Sole
Interpublic Group of Companies    Common        460690100   1,628   175,000.00  SH      Defined     01         Sole
Joy Global Inc                    Common        481165108     338    31,178.00  SH        Sole                 Sole
Joy Global Inc                    Common        481165108     338    31,177.00  SH        Sole                 Sole
McDonalds Corp                    Common        580135101   4,157   287,500.00  SH        Sole                 Sole
McDonalds Corp                    Common        580135101   4,808   332,500.00  SH      Defined     01         Sole
McDonalds Corp                    Common        580135101     723    50,000.00 Call       Sole                 Sole
McDonalds Corp                    Common        580135101     795    55,000.00 Call     Defined     01         Sole
McLeod USA Inc Cl A               Common        582266706       1    19,513.00  SH        Sole                 Sole
Mirant Corp                       Common        604675108     400   250,000.00  SH        Sole                 Sole
Mirant Corp                       Common        604675108     460   287,500.00  SH      Defined     01         Sole
Northrop Corp                     Common        666807102   9,193   107,140.00  SH        Sole                 Sole
NTL Inc                           Common        62940M104     452    50,936.00  SH        Sole                 Sole
NTL Inc                           Common        62940M104     715    80,593.00  SH      Defined     01         Sole
Ocean Energy                      Common        67481E106   1,500    75,000.00  SH        Sole                 Sole
Ocean Energy                      Common        67481E106   1,800    90,000.00  SH      Defined     01         Sole
Oracle Corporation                Common        68389X105   1,085   100,000.00 Call       Sole                 Sole
Oracle Corporation                Common        68389X105   1,248   115,000.00 Call     Defined     01         Sole
PG & E Holdings                   Common        69331C108   4,035   300,000.00  SH        Sole                 Sole
PG & E Holdings                   Common        69331C108   4,640   345,000.00  SH      Defined     01         Sole
Pharmacia Corporation             Common        71713U102   9,827   226,950.00  SH        Sole                 Sole
Pharmacia Corporation             Common        71713U102  11,329   261,650.00  SH      Defined     01         Sole
Quintiles Transnational Corp      Common        748767100     912    75,000.00  SH        Sole                 Sole
Quintiles Transnational Corp      Common        748767100   1,094    90,000.00  SH      Defined     01         Sole
Register.Com                      Common        75914G101     552   100,000.00  SH        Sole                 Sole
Register.Com                      Common        75914G101     635   115,000.00  SH      Defined     01         Sole
Reliant Resources, Inc.           Common        75952B105     356   100,000.00  SH        Sole                 Sole
Reliant Resources, Inc.           Common        75952B105     427   120,000.00  SH      Defined     01         Sole
RFS Hotel Investors               Common        74955J108   2,400   250,000.00  SH      Defined     01         Sole
RFS Hotel Investors Inc.          Common        74955J108   2,880   300,000.00  SH        Sole                 Sole
Sierra Pacific                    Common        826428104     318   100,000.00  SH        Sole                 Sole
Sierra Pacific                    Common        826428104     368   115,700.00  SH      Defined     01         Sole
Sirius Satellite Radio Inc.       Common        82966U103     297   406,638.00  SH        Sole                 Sole
Sirius Satellite Radio Inc.       Common        82966U103     327   447,303.00  SH      Defined     01         Sole
Solutia Inc.                      Common        834376105      78    50,000.00  SH        Sole                 Sole
Solutia Inc.                      Common        834376105      93    60,000.00  SH      Defined     01         Sole
Sun MicroSystems                  Common        866810104     571   175,000.00  SH        Sole                 Sole
Sun MicroSystems                  Common        866810104     652   200,000.00  SH      Defined     01         Sole
Telesystem International
  Wireless                        Common        879946309      48   200,000.00  SH        Sole                 Sole
Telesystem International
  Wireless                        Common        879946309      48   200,000.00  SH      Defined     01         Sole
United Rentals, Inc.              Common        911363109   1,203   125,000.00  SH        Sole                 Sole
United Rentals, Inc.              Common        911363109   1,395   145,000.00  SH      Defined     01         Sole
Vail Resorts Inc                  Common        91879Q109   1,115   100,000.00  SH        Sole                 Sole
Vail resorts Inc                  Common        91879Q109   1,277   114,500.00  SH      Defined     01         Sole

                                                          200,393